INVESTMENTS IN ASSOCIATED COMPANIES (Summary) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) drillingRig Rate	Jun. 30, 2020 USD ($) Rate	Dec. 31, 2020 USD ($) Rate	Dec. 31, 2019 numberOfDrillingUnits
Schedule of Equity Method Investments [Line Items]
Number of drilling units | drillingRig	2
SFL Hercules Ltd (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received | $	$ 0
SFL Deepwater, SFL Hercules And SFL Linus
Schedule of Equity Method Investments [Line Items]
Proceeds from dividends received | $		$ 0	$ 0
Number of drilling units | numberOfDrillingUnits				3
River Box Holding Inc. ("River Box")
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	49.90%		49.90%
SFL Deepwater Ltd (“SFL Deepwater”)
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%
SFL Hercules Ltd (“SFL Hercules”)
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)	100.00%	100.00%	100.00%
SFL Linus Ltd (“SFL Linus”)
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in percentage)		100.00%